FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

Property and equipment, net consist of the following at September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Machine and equipment	$186	$188
Automobiles	—	72
Website development costs	290	290
Computer and office equipment	5	5
Software development costs	520	579
	1,001	1,134
Less accumulated depreciation	(660)	(454)
Property and equipment, net	$341	$680

Fixed assets consist of the following at December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023
Machine and equipment	$191	$191
Automobiles	72	102
Website development costs	290	290
Computer and office equipment	5	11
Software development costs	579	437
	1,137	1,031
Less accumulated depreciation	(454)	(185)
	$683	$846